Stock Incentive Plans - Schedule of Stock-based Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Compensation
Compensation expense related to share-based compensation	$ 234	$ 222	$ 230
Stock Options and ESPP
Compensation
Compensation expense related to share-based compensation	65	79	90
Restricted Stock
Compensation
Compensation expense related to share-based compensation	$ 169	$ 143	140
Restricted Stock | Executive Officer
Compensation
Compensation expense related to share-based compensation			$ 38